H3 Statement of cash flows (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Adjustments to Reconcile Net Income to Cash

Adjustments to reconcile net income to cash

	2018	2017 1)		2016 1)
Property, plant and equipment
Depreciation	3,275	4,103		4,421
Impairment losses/reversals of impairments	568	2,211		148

Total	3,843	6,314		4,569
Intangible assets
Amortizations
Capitalized development expenses	2,559	2,681		1,815
Intellectual Property Rights, brands and other intangible assets	1,387	1,667		2,650

Total amortizations	3,946	4,348		4,465
Impairments
Capitalized development expenses	254	2,245		85
Intellectual Property Rights, brands and other intangible assets	—	2,019		—
Goodwill	275	12,966		—

Total impairments	529	17,230		85

Total	4,475	21,578		4,550

Total depreciation, amortization and impairment losses on property, plant and equipment and intangible assets	8,318	27,892		9,119
Taxes	–1,897	–9,064	1)	–6,449	1)
Dividends from joint ventures/associated companies 2)	30	77		84
Undistributed earnings in joint ventures/ associated companies 2)	–53	–21		–26
Gains/losses on sales of investments and operations, intangible assets and PP&E, net 3)	212	–167		–37
Other non-cash items 4)	1,220	607		3,172

Total adjustments to reconcile net income to cash	7,830	19,324		5,863

1)	2017 and 2016 are restated due to implementation of IFRS 15 “Revenue from Contracts with Customers,” for more information see Note A3, “Changes in accounting policies.”
2)	See Note E3, “Associated companies.”
3)	See Note B4, “Other operating income and expense.”
4)	Refers mainly to unrealized foreign exchange, gains/losses on financial instruments.

Summary of Acquisitions/Divestments of Subsidiaries and Other Operations

Acquisitions/divestments of subsidiaries and other operations

	Acquisitions	Divestments
2018
Cash flow from business combinations1)	–1,220	226
Acquisitions/divestments of other investments	–398	107

Total	–1,618	333
2017
Cash flow from business combinations1)	–62	459
Acquisitions/divestments of other investments	–227	106

Total	–289	565
2016
Cash flow from business combinations1)	–781	25
Acquisitions/divestments of other investments	–203	337

Total	–984	362

1)	See also Note E2, “Business combinations.”